Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the policy of our Board and the compensation committee to not take material non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

We generally make awards on pre-determined dates in accordance with our equity award grant policy. Typically, annual equity awards to eligible employees, including our executive officers, are made on March 14 of the calendar year following approval of such awards, which approval generally occurs at the regularly-scheduled Board or the compensation committee (as applicable) meeting in December. Annual awards to members of our Board are made on the date of our annual meeting of stockholders, and awards to new hires or in connection with a promotion are generally made on the first trading day of the month following the later of approval of the award or the employee’s date of hire or promotion, as applicable, except that new hire executive grants are generally made as of the date of hire. During 2025, we did not grant any stock options, stock appreciation rights or similar option-like instruments to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, 10-Q or 8-K that discloses material non-public information.

Award Timing Method
We generally make awards on pre-determined dates in accordance with our equity award grant policy. Typically, annual equity awards to eligible employees, including our executive officers, are made on March 14 of the calendar year following approval of such awards, which approval generally occurs at the regularly-scheduled Board or the compensation committee (as applicable) meeting in December. Annual awards to members of our Board are made on the date of our annual meeting of stockholders, and awards to new hires or in connection with a promotion are generally made on the first trading day of the month following the later of approval of the award or the employee’s date of hire or promotion, as applicable, except that new hire executive grants are generally made as of the date of hire.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
It is the policy of our Board and the compensation committee to not take material non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false